Accounts Receivable and Others (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	December 31,	December 31,
	2022	2021
Trade receivables	$249	$229
Tax credits and government grants receivable	330	—
Sales taxes receivable	250	280
Other receivables	348	559
	$1,177	$1,068